financial instruments - Significant unobservable inputs used in the fair value measurement (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets
Balance, beginning of period	$ 57,311		$ 56,136
Assets	57,311		56,136
Virtual power purchase agreements unrealized change in forward element | At fair value
Disclosure of fair value measurement of assets
Included in net income, excluding income taxes	(103)	$ (26)
Balance, beginning of period	90	167	193	$ 193
Assets	$ 90	$ 167	$ 193	$ 193